Segment reporting	12 Months Ended
Sep. 30, 2019
Segment reporting
Segment reporting

Note 2. Segment reporting

Accounting policy

Operating segments are presented on a basis consistent with information provided internally to Westpac’s key decision makers and reflects the management of the business, rather than the legal structure of the Group.

Internally, Westpac uses ‘cash earnings’ in assessing the financial performance of its divisions. Management believes this allows the Group to:

▪      more effectively assess current year performance against prior years;

▪      compare performance across business divisions; and

▪      compare performance across peer companies.

Cash earnings is viewed as a measure of the level of profit that is generated by ongoing operations and is therefore considered in assessing distributions, including dividends. Cash earnings is neither a measure of cash flow nor net profit determined on a cash accounting basis, as it includes both cash and non-cash adjustments to statutory net profit.

To determine cash earnings, three categories of adjustments are made to statutory results:
▪ material items that key decision makers at the Westpac Group believe do not reflect ongoing operations;
▪ items that are not considered when dividends are recommended, such as the amortisation of intangibles, impact of Treasury shares and economic hedging impacts; and
▪ accounting reclassifications between individual line items that do not impact statutory results.
Internal charges and transfer pricing adjustments have been reflected in the performance of each operating segment. Inter-segment pricing is determined on an arm’s length basis.

Reportable operating segments

On 19 March 2019, the Group announced changes to the way it supports customer’s wealth and insurance needs, realigning its BTFG businesses into expanded Consumer and Business divisions and exiting the provision of personal financial advice. As a result, the insurance business was transferred to Consumer, the funds management business was transferred to Business, and the Advice business and certain support functions of BTFG Australia were transferred to Group Businesses. Changes to the Group’s organisational structure were effective from 1 April 2019 and the results of the operating segments for 2018 and 2017 have been restated.

The operating segments are defined by the customers they service and the services they provide:

▪      Consumer:

-	is responsible for sales and service of banking and financial products and services to consumer customers in Australia;
-	is also responsible for the Group's Australian insurance business, which covers the manufacture and distribution of life, general and lenders mortgage insurance; and
-	operates under the Westpac, St.George, BankSA, Bank of Melbourne, RAMS and BT brands.

▪      Business:

-

is responsible for sales and service of banking and financial products and services for SME and commercial business customers in Australia. SME and Commercial business customers typically have facilities up to approximately $150 million;

-	is responsible for Private Wealth, serving the banking needs of high net worth customers across the banking brands;
-

is responsible for  the manufacture and distribution of investments (including margin lending and equities broking), superannuation and retirement products as well as wealth administration platforms; and

-	operates under the Westpac, St.George, BankSA, Bank of Melbourne and BT brands.

▪      Westpac Institutional Bank (WIB):

-	is responsible for delivering a broad range of financial products and services to commercial, corporate, institutional and government customers with connections to Australia and New Zealand;
-	services include financing, transactional banking, financial and debt capital markets;
-	customers are supported throughout Australia, as well as via branches and subsidiaries located in New Zealand, US, UK and Asia; and
-	also responsible for Westpac Pacific, providing a range of banking services in Fiji and Papua New Guinea.

▪      Westpac New Zealand:

-	is responsible for sales and service of banking, wealth and insurance products to customers in New Zealand;
-	customer base includes consumers, business and institutional customers; and
-	operates under the Westpac brand for banking products, the Westpac Life brand for life insurance products and the BT brand for wealth products.

▪      Group Businesses include:

-

Treasury, which is responsible for the management of the Group’s balance sheet including wholesale funding, capital and management of liquidity. Treasury also manages the interest rate risk and foreign exchange risks inherent in the balance sheet, including managing the mismatch between Group assets and liabilities. Treasury’s earnings are primarily sourced from managing the Group’s balance sheet and interest rate risk, (excluding Westpac New Zealand) within set risk limits;

-

Group Technology[1], which comprises functions for the Australian businesses, is responsible for technology strategy and architecture, infrastructure and operations, applications development and business integration;

-

Core Support[2] , which comprises functions performed centrally, including Australian banking operations, property services, strategy, finance, risk, compliance, legal, human resources, and customer and corporate relations;

-

Following the Group’s decision to restructure the Wealth operating segment and to exit the Advice business in March 2019, the remaining Advice business (including associated remediation) and support functions have been transferred to Group Business; and

-

Group Businesses also includes earnings on capital not allocated to divisions, for certain intra-group transactions that facilitate presentation of performance of the Group’s operating segments, earnings from non-core asset sales, earnings and costs associated with the Group’s fintech investments, and certain other head office items such as centrally held provisions.

1.	Costs are fully allocated to other divisions in the Group.
2.	Costs are partially allocated to other divisions in the Group, with costs attributed to enterprise activity retained in Group Businesses.

▪

For Westpac, AASB 9 and AASB 15 were adopted on 1 October 2018 and as comparatives were not restated, line item movements in our reported results are not directly comparable across periods. In order to provide the operational trends in business, we have revised the 2018 cash earnings comparatives as if the standards applied on 1 October 2017, except for expected credit loss provisioning which is not feasible. These adjustments do not impact 2018 cash earnings but do affect individual line items. These adjustments are comprised of:

-	Line fees: The Group has reclassified line fees (mostly Business) from non-interest income to net interest income to more appropriately reflect the relationship with drawn lines of credit;
-	Card scheme: Support payments received from Mastercard and Visa have been reclassified to non-interest income and related expenses have been reclassified to operating expenses;
-

Interest carrying adjustment: Interest on performing loans (stage 1 and stage 2 loans) is now measured on the gross loan value. Previously, interest on performing loans was recognised on the loan balance net of provisions. This adjustment increases interest income and impairment charges;

-

Other fees and expenses: The Group has restated the classification of a number of fees and expenses. This has resulted in the grossing up of net interest income, non-interest income, impairment charges and operating expenses; and

-	Merchant terminal costs: Some variable costs related to Westpac’s merchant terminal business have been reclassified between non-interest income and operating expenses.

Comparatives have also been restated for:

▪      recent customer migration between divisions and accompanying impacts on divisional income statement and balance sheet;

▪      refinement in expense allocations; and

▪      changes to Group’s organisation structure following the realignment of the BTFG businesses into Consumer, Business and Group Businesses.

The following tables present the segment results on a cash earnings basis for the Group:[1]

			Westpac	Westpac			Net cash
2019			Institutional	New	Group		earnings	Income
$m	Consumer	Business	Bank	Zealand	Businesses	Total	adjustment	Statement
Net interest income	7,942	5,092	1,443	1,860	616	16,953	(46)	16,907
Net fee income	608	464	610	163	(190)	1,655	—	1,655
Net wealth management and insurance income	425	899	—	177	(478)	1,023	6	1,029
Trading income	93	106	695	37	(24)	907	22	929
Other income	15	(5)	(13)	46	74	117	12	129
Net operating income before operating
expenses and impairment charges	9,083	6,556	2,735	2,283	(2)	20,655	(6)	20,649
Operating expenses	(3,817)	(2,805)	(1,284)	(939)	(1,186)	(10,031)	(75)	(10,106)
Impairment (charges)/benefits	(581)	(272)	(46)	10	95	(794)	—	(794)
Profit before income tax	4,685	3,479	1,405	1,354	(1,093)	9,830	(81)	9,749
Income tax expense	(1,397)	(1,048)	(386)	(369)	225	(2,975)	16	(2,959)
Net profit attributable to non-controlling interests	—	—	(5)	—	(1)	(6)	—	(6)
Cash earnings for the year	3,288	2,431	1,014	985	(869)	6,849	(65)	6,784
Net cash earnings adjustments	—	(45)	—	(1)	(19)	(65)
Net profit attributable to owners
of Westpac Banking Corporation	3,288	2,386	1,014	984	(888)	6,784

1.

The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Statutory comparatives have not been restated.  However, where applicable, cash earnings comparatives (excluding expected credit loss provisioning) have been restated to aid comparability. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement.  Both statutory and cash earnings comparatives have been restated. Refer to Note 1 for further detail.

			Westpac	Westpac			Net cash
2018			Institutional	New	Group		earnings	Income
$m	Consumer	Business	Bank	Zealand	Businesses	Total	adjustment	Statement
Net interest income	7,850	5,284	1,442	1,799	812	17,187	(682)	16,505
Net fee income	659	511	610	164	(34)	1,910	514	2,424
Net wealth management and insurance income	549	1,012	212	149	95	2,017	44	2,061
Trading income	96	100	697	51	(18)	926	19	945
Other income	7	17	46	9	46	125	(53)	72
Net operating income before operating
expenses and impairment charges	9,161	6,924	3,007	2,172	901	22,165	(158)	22,007
Operating expenses	(3,774)	(2,651)	(1,449)	(855)	(969)	(9,698)	132	(9,566)
Impairment (charges)/benefits	(486)	(321)	16	(22)	1	(812)	102	(710)
Profit before income tax	4,901	3,952	1,574	1,295	(67)	11,655	76	11,731
Income tax expense	(1,478)	(1,196)	(476)	(361)	(75)	(3,586)	(46)	(3,632)
Net profit attributable to non-controlling interests	—	—	(5)	—	1	(4)	—	(4)
Cash earnings for the year	3,423	2,756	1,093	934	(141)	8,065	30	8,095
Net cash earnings adjustments	(15)	(76)	—	13	108	30
Net profit attributable to owners
of Westpac Banking Corporation	3,408	2,680	1,093	947	(33)	8,095

			Westpac	Westpac			Net cash
2017			Institutional	New	Group		earnings	Income
$m	Consumer	Business	Bank	Zealand	Businesses	Total	adjustment	Statement
Net interest income	7,733	4,950	1,354	1,706	712	16,455	(939)	15,516
Net fee income	745	518	628	197	82	2,170	433	2,603
Net wealth management and insurance income	488	951	93	148	130	1,810	(10)	1,800
Trading income	100	100	967	51	—	1,218	(16)	1,202
Other income	18	48	28	14	(31)	77	452	529
Net operating income before operating
expenses and impairment charges	9,084	6,567	3,070	2,116	893	21,730	(80)	21,650
Operating expenses	(3,548)	(2,548)	(1,358)	(890)	(834)	(9,178)	(104)	(9,282)
Impairment (charges)/benefits	(600)	(369)	(79)	51	43	(954)	101	(853)
Profit before income tax	4,936	3,650	1,633	1,277	102	11,598	(83)	11,515
Income tax expense	(1,484)	(1,096)	(463)	(360)	(126)	(3,529)	11	(3,518)
Net profit attributable to non-controlling interests	—	—	(7)	—	—	(7)	—	(7)
Cash earnings for the year	3,452	2,554	1,163	917	(24)	8,062	(72)	7,990
Net cash earnings adjustments	(116)	150	—	(14)	(92)	(72)
Net profit attributable to owners
of Westpac Banking Corporation	3,336	2,704	1,163	903	(116)	7,990

1.

The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Statutory comparatives have not been restated. However, where applicable, cash earnings comparatives (excluding expected credit loss provisioning) have been restated to aid comparability. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Both statutory and cash earnings comparatives have been restated. Refer to Note 1 for further detail.

Reconciliation of cash earnings to net profit

$m	2019	2018	2017
Cash earnings for the year	6,849	8,065	8,062
Cash earning adjustments:
Amortisation of intangible assets	—	(17)	(137)
Fair value gain/(loss) on economic hedges	(35)	126	(69)
Ineffective hedges	20	(13)	(16)
Adjustments relating to Pendal	(45)	(73)	171
Treasury shares	(5)	7	(21)
Total cash earnings adjustments	(65)	30	(72)
Net profit attributable to owners of Westpac Banking Corporation	6,784	8,095	7,990

Revenue from products and services

Details of revenue from external customers by product or service are disclosed in Notes 3 and 4. No single customer amounted to greater than 10% of the Group’s revenue.

Geographic segments

Geographic segments are based on the location of the office where the following items were recognised:

	2019		2018		2017
	$m	%	$m	%	$m	%
Revenue
Australia[1]	31,113	84.2	32,595	85.6	32,210	86.2
New Zealand[1]	4,520	12.2	4,381	11.5	4,326	11.6
Other overseas[2]	1,331	3.6	1,097	2.9	830	2.2
Total	36,964	100.0	38,073	100.0	37,366	100.0
Non-current assets[3]
Australia	12,280	93.7	12,271	93.7	12,326	93.8
New Zealand	761	5.8	756	5.8	745	5.7
Other overseas[2]	67	0.5	65	0.5	68	0.5
Total	13,108	100.0	13,092	100.0	13,139	100.0

1.	Comparatives have been restated for consistency.
2.	Other overseas included Pacific Islands, Asia, the Americas and Europe.
3.	Non-current assets represent property and equipment and intangible assets.